Consolidated Statements of Comprehensive Income Statement - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (12,355,727)	$ 5,255,730
Other comprehensive loss
Net unrealized gains on marketable securities	0	192,919
Reclassification of net realized gains on marketable securities into earnings	0	(192,919)
Other comprehensive income	0	0
Total comprehensive Income	(12,355,727)	5,255,730
Series A preferred stock dividend declared	(15,624)	(15,624)
Comprehensive (loss) income attributable to common shares	$ (12,371,351)	$ 5,240,106